DEBT	12 Months Ended
Dec. 30, 2017
DEBT
DEBT

F.DEBT

On December 17, 2012, we entered into an unsecured Note Purchase Agreement (the "Agreement") under which we issued our 3.89% Series 2012 A Senior Notes, due December 17, 2022, in the aggregate principal amount of $35 million and our 3.98% Series 2012 B Senior Notes, due December 17, 2024, in the aggregate principal amount of $40 million. Proceeds from the sale of the Series A Senior Notes and Series B Senior Notes were used to repay amounts due on our existing Series 2002‑A Senior Notes, Tranche B totaling $40 million and our revolving credit facility.

On November 3, 2014, the Company entered into a five-year, $295 million unsecured revolving credit facility with a syndicate of U.S. banks led by JPMorgan Chase Bank, N.A., as administrative agent and Wells Fargo Bank, N.A., as syndication agent. The facilities include up to $45 million which may be advanced in the form of letters of credit, and up to $100 million (U.S. dollar equivalent) which may be advanced in Canadian dollars, Australian dollars, pounds Sterling, Euros and such other foreign currencies as may subsequently be agreed upon among the parties. This facility replaced our $265 million unsecured revolving credit facility. Cash borrowings are charged interest based upon an index selected by the Company, plus a margin that is determined based upon the index selected and upon the financial performance of the Company and certain of its subsidiaries. The Company is charged a facility fee on the entire amount of the lending commitment, at a per annum rate ranging from 15 to 32.5 basis points, also determined based upon the Company’s performance. The facility fee is payable quarterly in arrears.

Outstanding letters of credit extended on our behalf on December 30, 2017 and December 31, 2016 aggregated $26.5 million and $25.5 million; respectively, which includes approximately $9.8 million related to industrial development revenue bonds. The Company had an outstanding balance of $59.4 million and 23.9 million on its revolver at December 30, 2017, and December 31, 2016, respectively.   After considering letters of credit, the Company had $225.7 million and $261.3 million in remaining availability on its revolver on December 30, 2017, and December 31, 2016, respectively.  Additionally, we have $150 million in availability under a "shelf agreement" for long term debt with a current lender. Letters of credit have one year terms and include an automatic renewal clause. The letters of credit related to industrial development revenue bonds are charged an annual interest rate of 110 basis points, based upon our financial performance. The letters of credit related to workers’ compensation are charged an annual interest rate of 75 basis points.

Long-term debt obligations are summarized as follows on December 30, 2017 and December 31, 2016 (amounts in thousands):

	2017	2016
Series 2012 Senior Notes Tranche A, due on December 17, 2022, interest payable semi-annually at 3.89%	$35,000	$35,000
Series 2012 Senior Notes Tranche B, due on December 17, 2024, interest payable semi-annually at 3.98%	40,000	40,000
Revolving credit facility totaling $295 million due on November 3, 2019, interest payable monthly at a floating rate (2.41% on December 30, 2017 and 1.67% on December 31, 2016)	59,422	23,860
Series 1999 Industrial Development Revenue Bonds, due on August 1, 2029, interest payable monthly at a floating rate (1.08% on December 30, 2017 and 0.52% on December 31, 2016)	3,300	3,300
Series 2000 Industrial Development Revenue Bonds, due on October 1, 2020, interest payable monthly at a floating rate (1.14% on December 30, 2017 and 0.59% on December 31, 2016)	2,700	2,700
Series 2002 Industrial Development Revenue Bonds, due on December 1, 2022, interest payable monthly at a floating rate (1.13% on December 30, 2017 and 0.57% on December 31, 2016)	3,700	3,700
Capital leases and foreign affiliate debt	2,058	3,336
	146,180	111,896
Less current portion	(1,329)	(2,634)
Less debt issuance costs	(177)	(203)
Long-term portion	$144,674	$109,059

Financial covenants on the unsecured revolving credit facility and unsecured notes include minimum interest coverage tests and a maximum leverage ratio. The agreements also restrict the amount of additional indebtedness we may incur and the amount of assets which may be sold among other industry standard covenants. We were within all of our lending requirements on December 30, 2017 and December 31, 2016.

On December 30, 2017, the principal maturities of long-term debt and capital lease obligations are as follows (in thousands):

2018	$1,329
2019	59,737
2020	2,891
2021	135
2022	38,788
Thereafter	43,300
Total	$146,180

On December 30, 2017, the estimated fair value of our long-term debt, including the current portion, was $148.0 million, which was $1.8 million more than the carrying value. The estimated fair value is based on rates anticipated to be available to us for debt with similar terms and maturities. We consider the valuations of our long-term debt, including the current portion, to be Level 2 liabilities which rely on quoted prices in markets that are not active or observable inputs over the full term of the liability.